Subsequent Events (Details Narrative) - USD ($)				1 Months Ended
	Aug. 11, 2023	Jul. 12, 2023	Jul. 11, 2023	Aug. 31, 2023	Aug. 21, 2023	Jun. 12, 2023
Subsequent Event [Line Items]
Deposits						$ 80,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for Rent	$ 80,000		$ 77,000
Deposits	$ 80,000	$ 80,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Payments for Rent		77,000
Proceeds from Issuance of Debt				$ 24,487.83
Subsequent Event [Member] | Company [Member]
Subsequent Event [Line Items]
Payments for Rent		$ 3,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 181,487.83
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Sponsor [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share					$ 10.00